Distribution Date:	10/17/22	JPMBB Commercial Mortgage Securities Trust 2014-C26
Determination Date:	10/11/22
Next Distribution Date:	11/18/22
Record Date:	09/30/22	Commercial Mortgage Pass-Through Certificates
Series 2014-C26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46643TAY8	1.596200%	59,050,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643TAZ5	3.018500%	211,650,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643TBA9	3.231200%	300,000,000.00	223,260,664.87	4,231,190.97	601,166.55	0.00	0.00	4,832,357.52	219,029,473.90	41.83%	30.00%
A-4	46643TBJ0	3.494300%	337,579,000.00	337,579,000.00	0.00	983,001.92	0.00	0.00	983,001.92	337,579,000.00	41.83%	30.00%
A-SB	46643TBB7	3.288400%	106,446,000.00	43,985,842.39	1,970,576.74	120,535.87	0.00	0.00	2,091,112.61	42,015,265.65	41.83%	30.00%
A-S	46643TBE1	3.799600%	94,224,000.00	94,224,000.00	0.00	298,344.59	0.00	0.00	298,344.59	94,224,000.00	32.67%	23.50%
B	46643TBF8	3.950800%	67,045,000.00	67,045,000.00	0.00	220,734.49	0.00	0.00	220,734.49	67,045,000.00	26.16%	18.87%
C	46643TBG6	4.375110%	48,924,000.00	48,924,000.00	0.00	178,373.25	0.00	0.00	178,373.25	48,924,000.00	21.40%	15.50%
D	46643TAL6	3.875110%	106,908,000.00	106,908,000.00	0.00	345,233.57	0.00	0.00	345,233.57	106,908,000.00	11.01%	8.13%
E	46643TAN2	4.000000%	34,428,000.00	34,428,000.00	0.00	114,760.00	0.00	0.00	114,760.00	34,428,000.00	7.67%	5.75%
F	46643TAQ5	4.000000%	25,369,000.00	25,369,000.00	0.00	84,563.33	0.00	0.00	84,563.33	25,369,000.00	5.20%	4.00%
NR*	46643TAS1	4.000000%	57,983,872.00	54,395,732.26	0.00	79,348.29	0.00	843,002.05	79,348.29	53,552,730.21	0.00%	0.00%
HOW	46643TAU6	4.989700%	10,000,000.00	10,000,000.00	0.00	41,580.83	0.00	0.00	41,580.83	10,000,000.00	0.00%	0.00%
R	46643TAW2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,459,606,873.00	1,046,119,239.52	6,201,767.71	3,067,642.69	0.00	843,002.05	9,269,410.40	1,039,074,469.76

X-A	46643TBC5	0.936643%	1,108,949,000.00	699,049,507.26	0.00	545,633.30	0.00	0.00	545,633.30	692,847,739.55
X-B	46643TBD3	0.424310%	67,045,000.00	67,045,000.00	0.00	23,706.57	0.00	0.00	23,706.57	67,045,000.00
X-C	46643TAA0	0.000000%	48,924,000.00	48,924,000.00	0.00	0.00	0.00	0.00	0.00	48,924,000.00
X-D	46643TAC6	0.500000%	106,908,000.00	106,908,000.00	0.00	44,545.00	0.00	0.00	44,545.00	106,908,000.00
X-E	46643TAE2	0.375110%	34,428,000.00	34,428,000.00	0.00	10,761.91	0.00	0.00	10,761.91	34,428,000.00
X-F	46643TAG7	0.375110%	25,369,000.00	25,369,000.00	0.00	7,930.14	0.00	0.00	7,930.14	25,369,000.00
X-NR	46643TAJ1	0.375110%	57,983,872.00	54,395,732.26	0.00	17,003.66	0.00	0.00	17,003.66	53,552,730.21
Notional SubTotal			1,449,606,872.00	1,036,119,239.52	0.00	649,580.58	0.00	0.00	649,580.58	1,029,074,469.76

Deal Distribution Total					6,201,767.71	3,717,223.27	0.00	843,002.05	9,918,990.98

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643TAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643TAZ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643TBA9	744.20221623	14.10396990	2.00388850	0.00000000	0.00000000	0.00000000	0.00000000	16.10785840	730.09824633
A-4	46643TBJ0	1,000.00000000	0.00000000	2.91191668	0.00000000	0.00000000	0.00000000	0.00000000	2.91191668	1,000.00000000
A-SB	46643TBB7	413.22212568	18.51245458	1.13236636	0.00000000	0.00000000	0.00000000	0.00000000	19.64482094	394.70967110
A-S	46643TBE1	1,000.00000000	0.00000000	3.16633331	0.00000000	0.00000000	0.00000000	0.00000000	3.16633331	1,000.00000000
B	46643TBF8	1,000.00000000	0.00000000	3.29233336	0.00000000	0.00000000	0.00000000	0.00000000	3.29233336	1,000.00000000
C	46643TBG6	1,000.00000000	0.00000000	3.64592531	0.00000000	0.00000000	0.00000000	0.00000000	3.64592531	1,000.00000000
D	46643TAL6	1,000.00000000	0.00000000	3.22925852	0.00000000	0.00000000	0.00000000	0.00000000	3.22925852	1,000.00000000
E	46643TAN2	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F	46643TAQ5	1,000.00000000	0.00000000	3.33333320	0.00000000	0.00000000	0.00000000	0.00000000	3.33333320	1,000.00000000
NR	46643TAS1	938.11831435	0.00000000	1.36845449	1.75860660	26.70622134	0.00000000	14.53856083	1.36845449	923.57975352
HOW	46643TAU6	1,000.00000000	0.00000000	4.15808300	0.00000000	0.00000100	0.00000000	0.00000000	4.15808300	1,000.00000000
R	46643TAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643TBC5	630.37119584	0.00000000	0.49202741	0.00000000	0.00000000	0.00000000	0.00000000	0.49202741	624.77872251
X-B	46643TBD3	1,000.00000000	0.00000000	0.35359192	0.00000000	0.00000000	0.00000000	0.00000000	0.35359192	1,000.00000000
X-C	46643TAA0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46643TAC6	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000
X-E	46643TAE2	1,000.00000000	0.00000000	0.31259179	0.00000000	0.00000000	0.00000000	0.00000000	0.31259179	1,000.00000000
X-F	46643TAG7	1,000.00000000	0.00000000	0.31259175	0.00000000	0.00000000	0.00000000	0.00000000	0.31259175	1,000.00000000
X-NR	46643TAJ1	938.11831435	0.00000000	0.29324809	0.00000000	0.00000000	0.00000000	0.00000000	0.29324809	923.57975352

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/22 - 09/30/22	30	0.00	601,166.55	0.00	601,166.55	0.00	0.00	0.00	601,166.55	0.00
A-4	09/01/22 - 09/30/22	30	0.00	983,001.92	0.00	983,001.92	0.00	0.00	0.00	983,001.92	0.00
A-SB	09/01/22 - 09/30/22	30	0.00	120,535.87	0.00	120,535.87	0.00	0.00	0.00	120,535.87	0.00
X-A	09/01/22 - 09/30/22	30	0.00	545,633.30	0.00	545,633.30	0.00	0.00	0.00	545,633.30	0.00
X-B	09/01/22 - 09/30/22	30	0.00	23,706.57	0.00	23,706.57	0.00	0.00	0.00	23,706.57	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	09/01/22 - 09/30/22	30	0.00	44,545.00	0.00	44,545.00	0.00	0.00	0.00	44,545.00	0.00
X-E	09/01/22 - 09/30/22	30	0.00	10,761.91	0.00	10,761.91	0.00	0.00	0.00	10,761.91	0.00
X-F	09/01/22 - 09/30/22	30	0.00	7,930.14	0.00	7,930.14	0.00	0.00	0.00	7,930.14	0.00
X-NR	09/01/22 - 09/30/22	30	0.00	17,003.66	0.00	17,003.66	0.00	0.00	0.00	17,003.66	0.00
A-S	09/01/22 - 09/30/22	30	0.00	298,344.59	0.00	298,344.59	0.00	0.00	0.00	298,344.59	0.00
B	09/01/22 - 09/30/22	30	0.00	220,734.49	0.00	220,734.49	0.00	0.00	0.00	220,734.49	0.00
C	09/01/22 - 09/30/22	30	0.00	178,373.25	0.00	178,373.25	0.00	0.00	0.00	178,373.25	0.00
D	09/01/22 - 09/30/22	30	0.00	345,233.57	0.00	345,233.57	0.00	0.00	0.00	345,233.57	0.00
E	09/01/22 - 09/30/22	30	0.00	114,760.00	0.00	114,760.00	0.00	0.00	0.00	114,760.00	0.00
F	09/01/22 - 09/30/22	30	0.00	84,563.33	0.00	84,563.33	0.00	0.00	0.00	84,563.33	0.00
NR	09/01/22 - 09/30/22	30	1,446,559.30	181,319.11	0.00	181,319.11	101,970.82	0.00	0.00	79,348.29	1,548,530.12
HOW	09/01/22 - 09/30/22	30	0.01	41,580.83	0.00	41,580.83	0.00	0.00	0.00	41,580.83	0.01
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,446,559.31	3,819,194.09	0.00	3,819,194.09	101,970.82	0.00	0.00	3,717,223.27	1,548,530.13

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643TBE1	3.799600%	94,224,000.00	94,224,000.00	0.00	298,344.59	0.00	0.00	298,344.59	94,224,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643TBF8	3.950800%	67,045,000.00	67,045,000.00	0.00	220,734.49	0.00	0.00	220,734.49	67,045,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643TBG6	4.375110%	48,924,000.00	48,924,000.00	0.00	178,373.25	0.00	0.00	178,373.25	48,924,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			210,193,000.03	210,193,000.00	0.00	697,452.33	0.00	0.00	697,452.33	210,193,000.00

Exchangeable Certificate Details
EC	46643TBH4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	9,918,990.98
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,832,188.24	Master Servicing Fee	8,373.76
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,702.47
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	435.88
ARD Interest	0.00	Senior Trust Advisor Fee	1,482.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00	Total Fees	12,994.12
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,832,188.24

Principal		Expenses/Reimbursements
Scheduled Principal	1,831,314.58	Reimbursement for Interest on Advances	(3,839.75)
Unscheduled Principal Collections		ASER Amount	107,036.35
Principal Prepayments	4,370,453.13	Special Servicing Fees (Monthly)	(2,305.81)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,080.03
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	6,201,767.71	Total Expenses/Reimbursements	101,970.82

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,717,223.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	6,201,767.71
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	9,918,990.98
Total Funds Collected	10,033,955.95	Total Funds Distributed	10,033,955.92

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,036,119,239.53	1,036,119,239.53	Beginning Certificate Balance	1,046,119,239.52
(-) Scheduled Principal Collections	1,831,314.58	1,831,314.58	(-) Principal Distributions	6,201,767.71
(-) Unscheduled Principal Collections	4,370,453.13	4,370,453.13	(-) Realized Losses	843,002.05
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	843,002.05
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	843,002.05	843,002.05	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,029,074,469.77	1,029,074,469.77	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,039,043,573.87	1,039,043,573.87	Ending Certificate Balance	1,039,074,469.76
Ending Actual Collateral Balance	1,032,121,488.02	1,032,121,488.02

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.38%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	248,680,012.95	24.17%	25	4.4842	NAP	Defeased	13	248,680,012.95	24.17%	25	4.4842	NAP
	9,999,999 or less	19	119,520,176.16	11.61%	25	4.5169	1.614976	1.35 or less	13	260,319,604.28	25.30%	26	4.5603	0.765686
10,000,000 to 19,999,999		6	79,010,070.61	7.68%	25	4.3986	1.777752	1.36 to 1.45	2	39,705,320.49	3.86%	26	4.4143	1.403249
20,000,000 to 24,999,999		4	90,882,214.32	8.83%	24	4.7250	1.672875	1.46 to 1.55	3	63,568,099.24	6.18%	24	4.1868	1.542921
25,000,000 to 49,999,999		9	330,162,437.50	32.08%	26	4.4387	1.149489	1.56 to 1.65	6	117,585,063.55	11.43%	25	4.4529	1.609086
	50,000,000 or greater	2	160,819,558.23	15.63%	25	3.8540	2.719919	1.66 to 1.80	5	82,789,129.13	8.05%	25	4.4473	1.696612
	Totals	53	1,029,074,469.77	100.00%	25	4.3896	1.614377	1.81 to 2.00	3	38,694,145.43	3.76%	25	4.4276	1.909915
								2.01 or greater	8	177,733,094.70	17.27%	25	3.9973	3.070691
								Totals	53	1,029,074,469.77	100.00%	25	4.3896	1.614377
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	30	248,680,012.95	24.17%	25	4.4842	NAP
							Defeased	30	248,680,012.95	24.17%	25	4.4842	NAP
Alabama	1	11,530,874.79	1.12%	25	4.3100	1.550000
							Industrial	3	24,297,297.80	2.36%	25	4.2851	2.301672
Arizona	1	2,671,675.01	0.26%	25	4.7700	1.570000
							Lodging	14	170,609,855.94	16.58%	26	4.6868	1.501721
California	4	50,234,222.75	4.88%	24	4.6482	1.724244
							Mixed Use	1	18,640,787.16	1.81%	25	4.2400	1.730000
Colorado	1	7,175,209.08	0.70%	26	4.3090	1.780000
							Mobile Home Park	3	16,622,270.43	1.62%	22	4.5047	2.227639
Connecticut	1	21,614,638.53	2.10%	24	4.7900	0.780000
							Multi-Family	2	15,015,583.01	1.46%	25	4.5016	1.574872
Delaware	1	8,362,327.03	0.81%	26	4.5000	2.380000
							Office	11	342,966,534.36	33.33%	25	4.2401	1.812145
Florida	9	108,909,559.76	10.58%	25	4.5291	1.861584
							Retail	11	185,066,919.04	17.98%	25	4.2781	1.421741
Georgia	2	12,733,268.61	1.24%	25	4.5726	1.615871
							Self Storage	1	7,175,209.08	0.70%	26	4.3090	1.780000
Illinois	2	20,406,803.58	1.98%	25	4.3009	1.569657
							Totals	76	1,029,074,469.77	100.00%	25	4.3896	1.614377
Indiana	3	21,199,125.60	2.06%	25	4.5853	1.696363

Kentucky	2	68,864,617.38	6.69%	26	4.5733	1.207340

Maryland	1	9,358,492.70	0.91%	25	4.2800	2.240000

Massachusetts	2	31,406,403.35	3.05%	24	4.4877	1.752662

Michigan	1	7,348,122.78	0.71%	24	4.7300	(0.360000)

Missouri	1	45,001,952.92	4.37%	24	4.0610	1.540000

New Jersey	2	15,114,086.38	1.47%	25	4.6300	1.173272

New York	4	161,755,173.05	15.72%	25	3.8881	2.590089

Pennsylvania	2	68,853,393.15	6.69%	27	4.3305	1.289006

Rhode Island	1	8,710,055.10	0.85%	25	4.2800	1.890000

Texas	3	56,153,449.96	5.46%	26	4.4762	0.295396

West Virginia	1	8,653,203.20	0.84%	25	4.5270	1.660000

Wisconsin	1	34,337,802.10	3.34%	26	4.6400	1.580000

Totals	76	1,029,074,469.77	100.00%	25	4.3896	1.614377

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	248,680,012.95	24.17%	25	4.4842	NAP	Defeased	13	248,680,012.95	24.17%	25	4.4842	NAP
	4.40000% or less	15	398,987,019.66	38.77%	25	4.0709	2.056443	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	10	204,938,913.52	19.91%	25	4.4982	1.316407	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	10	100,830,597.36	9.80%	25	4.6922	1.181534	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	4	44,673,757.18	4.34%	24	4.9531	1.604389	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	1	30,964,169.10	3.01%	26	5.2200	0.690000	49 months or greater	40	780,394,456.82	75.83%	25	4.3595	1.668966
	Totals	53	1,029,074,469.77	100.00%	25	4.3896	1.614377	Totals	53	1,029,074,469.77	100.00%	25	4.3896	1.614377
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	248,680,012.95	24.17%	25	4.4842	NAP	Defeased	13	248,680,012.95	24.17%	25	4.4842	NAP
	60 months or less	40	780,394,456.82	75.83%	25	4.3595	1.668966	Interest Only	2	106,228,750.00	10.32%	24	3.6222	3.581887
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	38	674,165,706.82	65.51%	25	4.4757	1.367545
	Totals	53	1,029,074,469.77	100.00%	25	4.3896	1.614377	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	53	1,029,074,469.77	100.00%	25	4.3896	1.614377
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	13	248,680,012.95	24.17%	25	4.4842	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	39	776,207,124.10	75.43%	25	4.3580	1.671172
	13 months to 24 months	1	4,187,332.72	0.41%	26	4.6300	1.260000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	1,029,074,469.77	100.00%	25	4.3896	1.614377
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30308613	OF	New York	NY	Actual/360	3.580%	298,333.33	0.00	0.00	N/A	10/06/24	--	100,000,000.00	100,000,000.00	10/06/22
2	30308614	OF	Philadelphia	PA	Actual/360	4.305%	218,513.26	97,135.76	0.00	N/A	01/01/25	--	60,916,693.99	60,819,558.23	10/01/22
4	30308616	OF	Houston	TX	Actual/360	4.485%	174,978.31	88,034.80	0.00	N/A	12/01/24	--	46,816,940.29	46,728,905.49	12/01/19
5	30308617	LO	Various	Various	Actual/360	4.527%	168,787.08	84,087.62	0.00	N/A	11/01/24	--	44,741,438.17	44,657,350.55	10/01/22
6	30308618	RT	Chesterfield	MO	Actual/360	4.061%	152,550.95	75,894.94	0.00	N/A	10/06/24	--	45,077,847.86	45,001,952.92	10/06/22
7	30308619	OF	Atlanta	GA	Actual/360	4.600%	158,232.04	76,302.76	0.00	N/A	12/01/24	--	41,277,924.15	41,201,621.39	10/01/22
8	30308620	RT	Simpsonville	KY	30/360	4.045%	128,052.57	87,953.39	0.00	N/A	12/01/24	--	37,988,401.67	37,900,448.28	10/01/22
12	30308624	OF	Madison	WI	Actual/360	4.640%	133,017.25	63,212.09	0.00	N/A	12/05/24	--	34,401,014.19	34,337,802.10	10/05/22
13	30308625	MF	Various	Various	Actual/360	4.411%	127,389.61	73,684.34	0.00	N/A	11/06/24	--	34,655,980.22	34,582,295.88	10/06/22
14	30308626	OF	Rosemont	IL	Actual/360	4.220%	117,083.76	65,461.21	0.00	N/A	11/01/24	--	33,293,959.14	33,228,497.93	10/01/22
15	30308627	LO	Orlando	FL	Actual/360	4.400%	121,231.04	59,042.89	0.00	N/A	12/06/24	--	33,063,011.62	33,003,968.73	10/06/22
16	30308628	MF	Takoma Park	MD	Actual/360	4.410%	110,053.99	65,419.13	0.00	N/A	11/06/24	--	29,946,664.37	29,881,245.24	10/06/22
17	30308629	LO	Lexington	KY	Actual/360	5.220%	134,921.19	52,196.80	0.00	N/A	12/01/24	--	31,016,365.90	30,964,169.10	10/01/22
18	30308630	MF	Various	NC	Actual/360	4.411%	110,642.05	63,997.26	0.00	N/A	11/06/24	--	30,099,854.12	30,035,856.86	10/06/22
19	30308631	RT	Staten Island	NY	Actual/360	4.405%	107,891.69	52,446.33	0.00	N/A	12/06/24	--	29,391,606.77	29,339,160.44	10/06/22
20	30308632	OF	San Francisco	CA	Actual/360	5.000%	96,507.28	101,507.97	0.00	N/A	09/05/24	--	23,161,747.87	23,060,239.90	10/05/22
21	30308633	OF	Rye	NY	Actual/360	4.332%	102,068.33	45,094.53	0.00	N/A	12/06/24	--	28,273,774.42	28,228,679.89	10/06/22
22	30308634	LO	Fort Lauderdale	FL	Actual/360	4.599%	89,721.66	43,287.84	0.00	N/A	12/01/24	--	23,412,775.77	23,369,487.93	10/01/22
23	30308635	OF	Dedham	MA	Actual/360	4.515%	86,061.94	35,756.53	0.00	N/A	10/06/24	--	22,873,604.49	22,837,847.96	10/06/22
24	30308636	MF	Charleston	WV	Actual/360	4.410%	77,353.51	42,970.92	0.00	N/A	11/05/24	--	21,048,572.79	21,005,601.87	10/05/22
25	30308637	RT	Newington	CT	Actual/360	4.790%	86,435.46	39,339.20	0.00	N/A	10/01/24	--	21,653,977.73	21,614,638.53	04/01/22
26	30308638	MF	Various	FL	Actual/360	4.651%	67,605.15	30,139.76	0.00	N/A	11/01/24	--	17,444,524.13	17,414,384.37	10/01/22
27	30308639	MU	Irvine	CA	Actual/360	4.240%	65,978.22	32,292.71	0.00	N/A	11/06/24	--	18,673,079.87	18,640,787.16	10/06/22
28	30308640	MF	Lewisville	TX	Actual/360	4.750%	69,817.57	32,425.31	0.00	N/A	09/06/24	--	17,638,122.46	17,605,697.15	10/06/22
34	30308646	RT	Peoria	IL	Actual/360	4.043%	45,142.05	25,392.75	0.00	N/A	11/01/24	--	13,396,924.80	13,371,532.05	10/01/22
35	30308647	LO	Riverview	FL	Actual/360	4.900%	51,107.57	32,265.49	0.00	N/A	12/01/24	--	12,516,138.45	12,483,872.96	10/01/22
36	30308648	MH	Sebastian	FL	Actual/360	4.390%	43,523.08	26,500.77	0.00	N/A	08/01/24	--	11,896,969.13	11,870,468.36	10/01/22
37	30308649	LO	Westampton	NJ	Actual/360	4.630%	43,009.81	34,716.90	0.00	N/A	12/05/24	--	11,147,252.19	11,112,535.29	09/05/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
38	30308650	MH	Stockbridge	GA	Actual/360	4.600%	44,905.15	25,070.81	0.00	N/A	10/01/24	--	11,714,386.72	11,689,315.91	10/01/22
39	30308651	RT	Irondale	AL	Actual/360	4.310%	41,495.58	22,418.61	0.00	N/A	11/05/24	--	11,553,293.40	11,530,874.79	10/05/22
41	30308653	IN	Frederick	MD	Actual/360	4.280%	33,453.00	20,853.75	0.00	N/A	11/05/24	--	9,379,346.45	9,358,492.70	10/05/22
42	30308654	IN	Rumford	RI	Actual/360	4.280%	31,126.53	17,009.00	0.00	N/A	11/05/24	--	8,727,064.10	8,710,055.10	10/05/22
43	30308655	LO	Dover	DE	Actual/360	4.500%	31,426.14	17,975.68	0.00	N/A	12/01/24	--	8,380,302.71	8,362,327.03	10/01/22
44	30308656	OF	Marlborough	MA	Actual/360	4.415%	31,575.08	13,573.18	0.00	N/A	11/06/24	--	8,582,128.57	8,568,555.39	10/06/22
45	30308657	MF	Hobart	IN	Actual/360	4.515%	31,333.44	13,593.12	0.00	N/A	11/01/24	--	8,327,824.37	8,314,231.25	10/01/22
46	30308658	OF	Bourbonnais	IL	Actual/360	4.790%	28,169.94	21,916.85	0.00	10/01/24	10/01/39	--	7,057,188.38	7,035,271.53	10/01/22
47	30308659	OF	Ann Arbor	MI	Actual/360	4.730%	29,020.75	14,436.20	0.00	N/A	10/06/24	--	7,362,558.98	7,348,122.78	06/06/22
48	30308660	SS	Superior	CO	Actual/360	4.309%	25,818.14	14,804.66	0.00	N/A	12/01/24	--	7,190,013.74	7,175,209.08	10/01/22
50	30308662	RT	Austin	TX	Actual/360	4.328%	25,815.31	11,423.46	0.00	N/A	12/06/24	--	7,157,665.83	7,146,242.37	10/06/22
51	30308663	LO	Indianapolis	IN	Actual/360	4.940%	27,449.89	11,844.05	0.00	N/A	10/06/24	--	6,667,988.40	6,656,144.35	10/06/22
52	30308664	MF	Gainesville	FL	Actual/360	4.485%	25,090.53	11,832.46	0.00	N/A	12/01/24	--	6,713,184.22	6,701,351.76	10/01/22
53	30308665	RT	Buford	GA	Actual/360	4.620%	24,081.34	11,527.79	0.00	N/A	12/05/24	--	6,254,894.00	6,243,366.21	10/05/22
54	30308666	RT	Redding	CA	Actual/360	4.495%	22,738.63	10,683.00	0.00	N/A	12/01/24	--	6,070,378.72	6,059,695.72	10/01/22
56	30308668	IN	Lebanon	IN	Actual/360	4.300%	22,319.69	0.00	0.00	N/A	11/01/24	--	6,228,750.00	6,228,750.00	10/01/22
57	30308669	OF	Chicago	IL	Actual/360	4.440%	19,289.78	4,370,453.13	0.00	N/A	12/01/24	--	5,213,455.18	0.00	10/01/22
59	30308671	RT	Far Rockaway	NY	Actual/360	4.630%	16,206.60	13,081.72	0.00	N/A	12/06/24	--	4,200,414.44	4,187,332.72	10/06/22
60	30308672	OF	Liberty Corner	NJ	Actual/360	4.630%	15,488.22	12,673.63	0.00	N/A	10/05/24	--	4,014,224.72	4,001,551.09	10/05/22
61	30308673	IN	Mundelein	IL	Actual/360	4.900%	14,509.59	7,382.89	0.00	N/A	08/01/24	--	3,553,369.93	3,545,987.04	10/01/22
62	30308674	RT	Northridge	CA	Actual/360	4.570%	13,067.28	7,356.84	0.00	N/A	10/06/24	--	3,431,232.94	3,423,876.10	10/06/22
64	30308676	MF	Oxford	MS	Actual/360	4.850%	11,741.26	5,936.42	0.00	N/A	12/01/24	--	2,905,053.07	2,899,116.65	10/01/22
65	30308677	RT	Flagstaff	AZ	Actual/360	4.770%	10,642.03	5,566.43	0.00	N/A	11/01/24	--	2,677,241.44	2,671,675.01	10/01/22
66	30308678	MH	Watsonville	CA	Actual/360	4.820%	9,953.33	4,508.23	0.00	N/A	09/01/24	--	2,478,008.20	2,473,499.97	10/01/22
67	30308679	MH	Mission	TX	Actual/360	4.760%	9,056.34	4,809.40	0.00	N/A	09/06/24	--	2,283,111.50	2,278,302.10	10/06/22
68	30308680	MH	Erie	PA	Actual/360	4.830%	8,738.25	4,476.40	0.00	N/A	11/01/24	--	2,170,992.96	2,166,516.56	10/01/22
Totals							3,790,521.57	6,201,767.71	0.00				1,036,119,239.53	1,029,074,469.77

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	30,231,322.07	29,223,274.92	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,400,202.38	5,607,719.36	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	883,167.93	563,035.18	01/01/22	06/30/22	04/11/22	28,670,451.04	996,406.02	155,574.91	7,939,115.77	812,785.96	0.00
5	4,748,806.84	5,918,380.56	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,438,969.92	8,886,415.96	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	6,660,791.67	7,834,418.32	01/01/22	06/30/22	04/11/22	0.00	0.00	0.00	0.00	0.00	0.00
12	4,038,363.53	3,979,973.12	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,139,480.83	3,562,072.44	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,012,226.88	2,020,414.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,221,165.77	2,222,304.66	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	3,963,288.89	4,003,000.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,683,891.80	422,736.24	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,886,260.34	4,255,091.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,399,891.35	3,281,966.47	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,477,980.00	1,301,772.84	01/01/22	06/30/22	--	0.00	0.00	125,092.56	751,055.34	102,054.53	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	2,351,945.51	2,143,465.13	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,421,315.60	1,516,017.92	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,674,328.43	2,448,965.16	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,878,336.09	2,221,455.75	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	620,689.44	1,070,005.08	07/01/21	06/30/22	--	0.00	0.00	77,680.26	77,680.26	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1,394,371.05	1,344,373.35	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,456,664.00	779,032.30	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,217,325.33	1,213,044.83	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,556,232.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,010,651.65	925,655.81	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	988,291.76	991,772.88	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	947,212.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	752,771.89	(13,349.96)	01/01/22	04/30/22	--	0.00	0.00	43,393.75	173,702.69	26,321.65	0.00
48	918,601.31	874,410.48	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	913,139.43	880,145.09	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	243,669.28	297,309.20	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	619,862.35	0.00	--	--	--	0.00	0.00	0.00	0.00	9,361.04	0.00
53	663,011.42	723,422.15	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	891,934.87	905,377.92	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	816,320.93	861,487.25	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	(181,869.86)	0.00	--	--	04/11/22	0.00	0.00	0.00	0.00	0.00	0.00
59	446,999.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	586,195.52	576,346.80	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	310,855.94	308,049.54	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	232,297.19	236,245.41	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	200,332.29	210,418.78	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	102,117,295.22	103,596,226.34				28,670,451.04	996,406.02	401,741.49	8,941,554.06	950,523.18	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
57	30308669	4,370,453.13	DPO	0.00	0.00
Totals		4,370,453.13		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/22	0	0.00	0	0.00	3	75,691,666.80	0	0.00	1	46,728,905.49	0	0.00	0	0.00	1	4,370,453.13	4.389619%	4.374646%	25
09/16/22	0	0.00	1	7,362,558.98	3	73,684,373.20	0	0.00	1	46,816,940.29	1	37,988,401.67	0	0.00	1	16,649,451.77	4.390060%	4.375110%	26
08/17/22	1	7,375,973.18	0	0.00	3	73,813,159.05	0	0.00	1	46,898,826.22	0	0.00	0	0.00	0	0.00	4.393703%	4.378826%	27
07/15/22	0	0.00	2	26,961,043.26	1	46,980,397.12	0	0.00	1	46,980,397.12	0	0.00	0	0.00	0	0.00	4.393872%	4.378995%	28
06/17/22	3	34,414,700.95	0	0.00	1	47,067,495.47	0	0.00	1	47,067,495.47	0	0.00	0	0.00	0	0.00	4.394053%	4.379176%	29
05/17/22	1	7,416,855.06	0	0.00	1	47,148,417.46	0	0.00	1	47,148,417.46	0	0.00	0	0.00	0	0.00	4.394220%	4.379342%	30
04/18/22	0	0.00	0	0.00	2	52,502,188.54	0	0.00	1	47,234,890.17	0	0.00	0	0.00	1	38,085,702.95	4.394399%	4.379520%	31
03/17/22	0	0.00	0	0.00	2	52,592,853.11	0	0.00	1	47,315,168.16	0	0.00	0	0.00	0	0.00	4.391293%	4.376572%	32
02/17/22	0	0.00	0	0.00	2	52,702,771.47	0	0.00	1	47,412,789.66	0	0.00	0	0.00	0	0.00	4.391489%	4.376768%	33
01/18/22	0	0.00	0	0.00	2	52,792,665.23	0	0.00	1	47,492,383.23	0	0.00	0	0.00	0	0.00	4.391645%	4.376924%	34
12/17/21	0	0.00	0	0.00	2	52,882,213.53	0	0.00	1	47,571,670.58	0	0.00	0	0.00	0	0.00	4.391800%	4.377078%	35
11/18/21	0	0.00	0	0.00	2	52,977,985.90	0	0.00	1	47,656,567.27	0	0.00	0	0.00	0	0.00	4.391966%	4.377244%	36
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	30308616	12/01/19	33	6	155,574.91	7,939,115.77	876,409.74	49,460,572.69	12/17/18	7	12/05/18		02/04/20
25	30308637	04/01/22	5	6	125,092.56	751,055.34	106,931.34	21,839,788.09	05/04/22	13
37	30308649	09/05/22	0	B	77,680.26	77,680.26	0.00	11,147,252.19
47	30308659	06/06/22	3	3	43,393.75	173,702.69	39,054.79	7,403,607.37	02/02/22	13
Totals					401,741.49	8,941,554.06	1,022,395.87	89,851,220.34
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		283,407,644	254,444,883	28,962,761		0
25 - 36 Months		738,631,554	691,902,649		0	46,728,905
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		7,035,272	7,035,272		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-22	1,029,074,470	953,382,803	0	0	28,962,761	46,728,905
Sep-22	1,036,119,240	955,072,307	0	7,362,559	26,867,433	46,816,940
Aug-22	1,054,520,207	973,331,074	7,375,973	0	26,914,333	46,898,826
Jul-22	1,056,264,971	982,323,531	0	26,961,043	0	46,980,397
Jun-22	1,058,118,232	976,636,036	34,414,701	0	0	47,067,495
May-22	1,059,849,126	1,005,283,854	7,416,855	0	0	47,148,417
Apr-22	1,061,688,996	1,009,186,808	0	0	5,267,298	47,234,890
Mar-22	1,101,491,829	1,048,898,976	0	0	5,277,685	47,315,168
Feb-22	1,103,618,800	1,050,916,029	0	0	5,289,982	47,412,790
Jan-22	1,105,375,664	1,052,582,999	0	0	5,300,282	47,492,383
Dec-21	1,107,125,767	1,054,243,553	0	0	5,310,543	47,571,671
Nov-21	1,108,990,411	1,056,012,425	0	0	5,321,419	47,656,567
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	30308616	46,728,905.49	49,460,572.69	30,100,000.00	10/05/21	20,996.18	0.01000	06/30/22	12/01/24	265
25	30308637	21,614,638.53	21,839,788.09	32,300,000.00	07/31/14	1,178,364.84	0.78000	06/30/22	10/01/24	265
47	30308659	7,348,122.78	7,403,607.37	14,500,000.00	08/20/14	(62,252.29)	(0.36000)	04/30/22	10/06/24	265
57	30308669	0.00	-	5,600,000.00	11/17/21	(280,005.86)	(0.76000)	10/31/21	12/01/24	265
Totals		75,691,666.80	78,703,968.15	82,500,000.00		857,102.87

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	30308616	OF	TX	12/17/18	7

10/3/2022: Loan transferred to SS on 12/17/2018 as a result of the Borrower filing for bankruptcy protection on 12/05/2018. The loan is secured by 7 office buildings located in Houston, TX. After the transfer, Midland found Borrower had placed an $11,00 0,000 second mortgage on the property. The unauthorized second mortgage was to secure personal debts of Mr. Nasr. Midland filed a suit against the Guarantor in NY. Guarantor’s motion to move the Guaranty suit from NY to Texas was denied. Plan confirmation hearing took place between 10/21/2019-10/22/2019. Midland pushed to end the BK at the confirmation hearing, and it was pushed to 11/13/2019. In the end, Lender struck a deal with the Borrower to dismiss the

BK, consent to the foreclosure, consent to appointment of receiver and payment of borrower legal fees. Lender completed the foreclosure on February 4, 2020. In 2021 Midland marketed the property for sale and had the property under contract for sale. The buyer terminated the contract before the end of the DD period. Midland evaluated all other offers and decided to terminate the listing agreement for now and re-evaluate operations. Upon increase in occupancy and cash flow, the property may be listed for sale later in 2022 or 2023 notwithstanding that the office submarket in the area still remains very challenged at this time.

25	30308637	RT	CT	05/04/22	13

10/5/2022 - The loan transferred into special servicing for imminent default due to the borrower indicating that they would not make the May payment. The borrower has subsequently missed the May and June 2022 payments. The lender has filed for foreclosure and motioned for a receiver. A receiver was appointed on 9/26/2022 and is in the process of posting the bond and taking over the property.

47	30308659	OF	MI	02/02/22	13

09/30//2022: $8.35 million loan originated September 17, 2014 by Union Capital Investments, LLC for the purchase of Forestcove Associates, LLC, an 82,870 square foot multi-tenant office complex located in Ann Arbor, Michigan. The loan was transferred due to imminent payment default on 2/3/22. Site visit completed mid-May. DPO terms are being presented to DCH. If DCH does not consent, strategy will likely change to receiver sale.

57	30308669	OF	IL	04/15/21	8

9/12/2022: Loan transferred in to Special Servicing on 04/19/2021 due to payment default. Loan is past due for the 02/01/2021 payment. Lender has sent demand letter and engaged counsel at this time. Lender filed foreclosure and the appointment of a receiver as a resolution strategy. The Receiver was placed at the property in December 2021 and continues to run operations at the property. Receiver Sale was conducted and closing is set for 8/15/22.

1 Property Type Codes					2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30308617	46,900,602.96	4.52700%	46,900,602.96	4.52700%	8	05/08/20	06/01/20	06/08/20
5	30308617	0.00	4.52700%	0.00	4.52700%	8	06/08/20	06/01/20	05/08/20
8	30308620	0.00	4.04500%	0.00	4.04500%	10	05/13/22	05/13/22	08/12/22
15	30308627	0.00	4.40000%	0.00	4.40000%	8	01/12/21	06/30/20	01/14/21
15	30308627	0.00	4.40000%	0.00	4.40000%	8	01/14/21	06/30/20	01/12/21
17	30308629	32,379,529.30	5.22000%	32,379,529.30	5.22000%	10	04/28/20	05/01/20	05/07/20
17	30308629	0.00	5.22000%	0.00	5.22000%	8	09/11/20	09/01/20	08/27/20
17	30308629	32,113,066.97	5.22000%	32,113,066.97	5.22000%	8	08/27/20	09/01/20	09/11/20
22	30308634	0.00	4.59860%	0.00	4.59860%	8	05/26/21	01/01/21	06/22/21
22	30308634	0.00	4.59860%	0.00	4.59860%	8	06/22/21	01/01/21	05/26/21
31	30308643	17,436,878.10	4.60960%	17,436,878.10	4.60960%	8	05/15/20	06/01/20	05/27/20
31	30308643	0.00	4.60960%	0.00	4.60960%	8	05/27/20	06/01/20	05/15/20
34	30308646	0.00	4.04350%	0.00	4.04350%	8	07/09/21	07/09/21	09/03/21
34	30308646	0.00	4.04350%	0.00	4.04350%	8	09/03/21	07/09/21	07/09/21
35	30308647	13,290,473.44	4.90000%	13,290,473.44	4.90000%	8	07/29/20	06/01/20	07/30/20
35	30308647	0.00	4.90000%	0.00	4.90000%	8	07/30/20	06/01/20	07/29/20
51	30308663	0.00	4.94000%	0.00	4.94000%	8	09/10/20	08/06/20	08/27/20
51	30308663	6,918,535.91	4.94000%	6,918,535.91	4.94000%	8	08/27/20	08/06/20	09/10/20
Totals		116,659,557.38		116,659,557.38
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
40	30308652 11/18/20	10,323,014.79	10,300,000.00	6,940,918.09	276,013.72	6,940,918.09	6,664,904.37	3,658,110.42	0.00	69,970.24	3,588,140.18	31.20%
57	30308669 10/17/22	5,213,455.18	5,600,000.00	4,750,232.47	379,779.34	4,750,232.47	4,370,453.13	843,002.05	0.00	0.00	843,002.05	13.87%
Current Period Totals		5,213,455.18	5,600,000.00	4,750,232.47	379,779.34	4,750,232.47	4,370,453.13	843,002.05	0.00	0.00	843,002.05
Cumulative Totals		15,536,469.97	15,900,000.00	11,691,150.56	655,793.06	11,691,150.56	11,035,357.50	4,501,112.47	0.00	69,970.24	4,431,142.23

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/22	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00	561.04
		09/17/21	561.04	0.02	0.00	0.00	0.00	561.04	0.00	0.00
		12/17/20	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00
40	30308652	08/17/22	0.00	0.00	3,588,140.18	0.00	0.00	(34,704.59)	0.00	0.00	3,588,140.18
		09/17/21	0.00	0.00	3,622,844.77	0.00	0.00	(561.06)	0.00	0.00
		12/17/20	0.00	0.00	3,623,405.83	0.00	0.00	(34,704.59)	0.00	0.00
		11/18/20	0.00	0.00	3,658,110.42	0.00	0.00	3,658,110.42	0.00	0.00
57	30308669	10/17/22	0.00	0.00	843,002.05	0.00	0.00	843,002.05	0.00	0.00	843,002.05
Current Period Totals			0.00	0.00	843,002.05	0.00	0.00	843,002.05	0.00	0.00	843,002.05
Cumulative Totals			561.04	0.06	4,431,142.23	0.00	0.00	4,431,703.27	0.00	0.00	4,431,703.27

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	9,753.53	0.00	0.00	107,036.35	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	1,080.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	4,511.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	1,533.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	(18,104.46)	0.00	0.00	0.00	0.00	0.00	(3,839.75)	0.00	0.00	0.00
Total	0.00	0.00	(2,305.81)	0.00	1,080.03	107,036.35	0.00	0.00	(3,839.75)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		101,970.82

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28